                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    SLS Management, LLC
Address: 140 West 57th Street, Suite 7B
         New York, New York 10019


Form 13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Rohlfing
Title:   Controller
Phone:   (212)537-3605

Signature, Place, and Date of Signing:

    /s/  Steven Rohlfing   New York, New York  May 11, 2001
    ____________________   __________________  _________________
         [Signature]          [City, State]       [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE











































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     39

Form 13F Information Table Value Total:     $235,530
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

































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
                                                       SLS Management, LLC
                                                   FORM 13F Information Table
                                                         March 31, 2001
   COLUMN 1          COLUMN 2    COLUMN 3     COLUMN 4     COLUMN 5               COLUMN 6       COLUMN 7       COLUMN 8
   ---------         --------    --------     --------     --------               ---------      --------       --------
                                                                            INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                           (c)
                      TITLE      CUSIP       VALUE      SHRS OR  SH/ PUT/   (a)    (b)    SHARED OTHER    (a)     (b)     (c)
NAME OF ISSUER       OF CLASS    NUMBER      (X$1000)   PRN AMT  PRN CALL   SOLE   SHARED OTHER  MANAGERS SOLE   SHARED   NONE
--------------       --------    ------      --------   -------  --- ----   ----   ------ ------ -------- ----   ------   ----
AT&T Corp             COMMON     001957109    26,354  1,237,300  SH        879,416       357,884   NO    879,416  357,884
Bally Tota
   Fitness Hldgs      COMMON     05873K108    17,292    587,160  SH        414,654       172,506   NO    414,654  172,506
White Mountains
  Ins. Grp.           COMMON     G9618E107    14,569     44,350  SH         31,119        13,231   NO     31,119   13,231
Galileo International
  Inc.                COMMON     363547100    11,289    515,500  SH        362,649       152,851   NO    362,649  152,851
Aetna Inc.            COMMON     00817Y108    11,243    313,000  SH        223,011        89,989   NO    223,011   89,989
UST, Inc.             COMMON     902911106    10,770    358,400  SH        256,317       102,083   NO    256,317  102,083
Visteon Corp.         COMMON     92839U107    10,693    711,000  SH        515,850       195,150   NO    515,850  195,150
Casino Data Systems   COMMON     147583108    10,668  1,214,904  SH      1,088,189       126,715   NO  1,088,189  126,715
Davita Inc            COMMON     89151A107     9,067    534,000  SH        379,016       154,984   NO    379,016  154,984
McDermott
  International       COMMON     580037109     8,004    632,700  SH        444,521       188,179   NO    444,521  188,179
Cendant Corporation   COMMON     151313103     6,644    455,400  SH        317,870       137,530   NO    317,870  137,530
AG Edwards            COMMON     281760108     6,531    176,500  SH        124,669        51,831   NO    124,669   51,831
Ross Stores           COMMON     778296103     6,443    343,600  SH        239,146       104,454   NO    239,146  104,454
Healthsouth Corp.     COMMON     421924101     6,292    488,138  SH        343,848       144,290   NO    343,848  144,290
Pactiv Corporation    COMMON     695257105     6,274    518,100  SH        358,280       159,820   NO    358,280  159,820
Radio Unica
  Communications
  Corp                COMMON     75040Q106     5,100  1,255,373  SH        872,333       383,040   NO    872,333  383,040
Laser Mortgage
  Mgt., Inc.          COMMON     51806D100     4,687  1,195,600  SH      1,047,738       147,862   NO  1,047,738  147,862
Packaging Corp
  of America          COMMON     695156109     4,572    346,400  SH        250,455        95,945   NO    250,455   95,945
Knight/Trimark
  Group Inc.          COMMON     499063105     4,307    294,500  SH        204,670        89,830   NO    204,670   89,830
American Home
  Products Corp.      COMMON     026609107     4,236     72,100  SH         50,182        21,918   NO     50,182   21,918
Cigna Corp.           COMMON     125509109     4,176     38,900  SH         26,871        12,029   NO     26,871   12,029
Bristol Myers
  Squibb              COMMON     110122108     4,170     70,200  SH         48,859        21,341   NO     48,859   21,341
Waddell & Reed
  Financial           COMMON     930059100     3,785    133,500  SH         92,917        40,583   NO     92,917   40,583
Agere Systems Inc.    COMMON     00845V100     3,708    600,000  SH        417,600       182,400   NO    417,600  182,400
WR Grace and Co.      COMMON     38388F108     3,666  1,594,100  SH      1,122,931       471,169   NO  1,122,931  471,169



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Readers Digest
  Association         COMMON     755267101     3,435    125,000  SH         87,000        38,000   NO     87,000   38,000
Wellpoint Health
  Networks Inc.       COMMON     94973H108     3,050     32,000  SH         22,393         9,607   NO     22,393    9,607
Sabre Holdings
  Corp.               COMMON     785905100     2,983     64,600  SH         44,785        19,815   NO     44,785   19,815
Louisians Pacific
  Corp.               COMMON     546347105     2,927    304,600  SH        214,130        90,470   NO    214,130   90,470
Forest Laboratories   COMMON     345838106     2,316     39,100  SH         27,214        11,886   NO     27,214   11,886
Marvel Enterprises
  Inc.                COMMON     57383M108     2,239  1,178,650  SH        824,361       354,289   NO    824,361  354,289
Capstone Turbine
  Corp.               COMMON     14067D102     1,802     63,500  SH         56,312         7,188   NO     56,312    7,188
AT&T Wireless Group   COMMON     001957406     2,428    126,579  SH        108,442        18,137   NO    108,442   18,137
Birmingham Steel
  Corp                COMMON     091250100     1,503  1,581,800  SH      1,109,979       471,821   NO  1,109,979  471,821
CNH Global N.V.       COMMON     N20935107     1,395    212,300  SH        151,502        60,798   NO    151,502   60,798
Tommy Hilfiger Corp   COMMON     G8915Z102     1,291    100,500  SH         70,100        30,400   NO     70,100   30,400
Telespectrum
  Worldwide           COMMON     87951U109       926  1,469,200  SH      1,030,296       438,904   NO  1,030,296  438,904
PurchasePro.com,
  Inc.                COMMON     746144104       181     25,000  SH         21,920         3,080   NO     21,920    3,080
Amazon.Com Inc.       CONVERTIBLE
  4.75% Due 2-01-09   NOTES      023135AF3     4,514 11,500,000  PRN     8,156,000     3,344,000   NO  8,156,0003,344,000

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